INITIAL PUBLIC OFFERING (Details)				6 Months Ended
	Aug. 30, 2020 item	Aug. 30, 2018 USD ($) $ / shares shares	Aug. 23, 2018 item USD ($) $ / shares shares	Aug. 31, 2020 shares
Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50	$ 11.50
Number Of Warrants Contained In Each Unit Sold	1	1
IPO [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares		825,000	5,500,000	6,325,000
Sale of Stock, Price Per Share		$ 10.00	$ 10.00
Number Of Shares Contained In Each Unit Sold	1		1
IPO [Member] | Warrant [Member]
Number Of Warrants Contained In Each Unit Sold | item	1		1
Over-Allotment Option [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares		825,000
Sale of Stock, Price Per Share		$ 10.00